Derivatives and Hedging Activities - Fair Value of Derivative Financial Instruments and Balance Sheet Classification (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives Designated as Hedging Instruments
Derivative [Line Items]
Liabilities Derivatives, Fair Value	$ 0	$ 0	$ 0
Derivatives Designated as Hedging Instruments | Interest Rate Caps
Derivative [Line Items]
Asset Derivatives, Fair Value	$ 112	$ 9	27
Derivatives Not Designated as Hedging Instruments | Cancelable Swap
Derivative [Line Items]
Liabilities Derivatives, Fair Value			$ 0